Note 38 Dividend income breakdown by headline (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend Income Breakdown By Headline [Line Items]
Dividend income		€ 120	€ 118	€ 123
Financial assets at fair value through profit or loss, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income		10	11	15
Financial assets at fair value through other comprehensive income, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	[1]	€ 109	€ 107	€ 108

[1]	(1) Dividend income corresponds mainly to investments held at the end of the year.